Summary of the Changes in the Standardized Measure of Future Net Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
MRD [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Beginning of year	$ 1,320,595	[1]	$ 1,386,071
Sale of oil and natural gas produced, net of production costs	(196,444)		(107,316)
Purchase of minerals in place	51,177		98,384
Sale of minerals in place	(54,091)
Extensions and discoveries	301,004		127,994
Changes in prices and costs	(11,336)		(402,202)
Previously estimated development costs incurred	87,297		64,390
Net changes in future development costs	57,353		(67,331)
Revisions of previous quantities	(186,804)		(176,788)
Accretion of discount	128,544		138,607
Change in production rates and other	(28,343)		258,786
End of year	1,468,952	[1]	1,320,595	[1]
MEMP [Member]
Schedule Of Changes In Standardized Measure Of Discounted Future Net Cash Flows [Line Items]
Beginning of year	1,589,916	[2],[3]	1,499,414
Sale of oil and natural gas produced, net of production costs	(234,520)		(160,023)
Purchase of minerals in place	23,160		375,953
Sale of minerals in place			(154,963)
Extensions and discoveries	136,423		265,108
Changes in income taxes, net			1,947
Changes in prices and costs	(74,395)		(331,760)
Previously estimated development costs incurred	174,490		66,360
Net changes in future development costs	(74,867)		(1,140)
Revisions of previous quantities	(141,122)		(90,587)
Accretion of discount	158,991		150,136
Change in production rates and other	50,036		(30,529)
End of year	$ 1,608,112	[2],[3]	$ 1,589,916	[2],[3]

[1]	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.
[2]	Includes $503,021 attributable to the MEMP previous owners for the year ended December 31, 2012.
[3]	MRD Segment's share of the standardized measure of discounted future net cash flows was $142,318 and $554,981 for the years ended December 31, 2013 and 2012, respectively.